RELATED PARTY BALANCES AND TRANSACTIONS (Details)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 HKD ($)	Dec. 31, 2019 USD ($)
RELATED PARTY BALANCES AND TRANSACTIONS
Amounts due from related parties	$ 5,065,222		$ 3,484,434
Amount due to related parties	218,574,120		53,774,882
Receivables from brokers, dealers, and clearing organizations
RELATED PARTY BALANCES AND TRANSACTIONS
Amounts due from related parties	764,318,932		185,047,211
Interactive Brokers
RELATED PARTY BALANCES AND TRANSACTIONS
Amount due to related parties	218,563,624		53,774,882
Interactive Brokers | Receivables from brokers, dealers, and clearing organizations
RELATED PARTY BALANCES AND TRANSACTIONS
Amounts due from related parties	761,681,403		185,047,211
Xiaomi Corporation and its affiliates
RELATED PARTY BALANCES AND TRANSACTIONS
Amounts due from related parties	0		397,590
Alphalion Group Limited
RELATED PARTY BALANCES AND TRANSACTIONS
Amounts due from related parties	1,032,211		886,844
Fast Connection Limited
RELATED PARTY BALANCES AND TRANSACTIONS
Amounts due from related parties	1,500,000		2,200,000
Ocean Joy and its subsidiary
RELATED PARTY BALANCES AND TRANSACTIONS
Amounts due from related parties	1,044,738		0
Amount due to related parties	10,496
Ocean Joy and its subsidiary | Receivables from brokers, dealers, and clearing organizations
RELATED PARTY BALANCES AND TRANSACTIONS
Amounts due from related parties	2,637,529		0
Ocean Joy and its subsidiary | Amount transferred from prepayment for long-term investment
RELATED PARTY BALANCES AND TRANSACTIONS
Amounts due from related parties	192,615	$ 1,500,000
Ocean Joy
RELATED PARTY BALANCES AND TRANSACTIONS
Amounts due from related parties	386,940	3,000,000
Ocean Joy Securities Limited
RELATED PARTY BALANCES AND TRANSACTIONS
Amounts due from related parties	657,798	$ 5,100,000
Individual directors and executive officers
RELATED PARTY BALANCES AND TRANSACTIONS
Amounts due from related parties	$ 1,488,273		$ 0